Trade and Other Receivables - Summary of Loss Allowance by Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision For Impairment Of Receivable [line items]
Expected credit loss allowance	$ 131	$ 140	$ 133
Americas Materials [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Expected credit loss allowance	27	34	31
Europe Materials [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Expected credit loss allowance	79	83	78
Building Products [Member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Expected credit loss allowance	$ 25	$ 23	$ 24